SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)	12 Months Ended
Jan. 31, 2018
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

NOTE 6 - SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

The quarterly results of operations for the years ended January 31, 2018 and 2017 are presented below:

	2018
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$3,656,754	$13,354,627	$12,191,575	$5,364,601
Expenses	295,047	240,493	227,330	309,120

Net income	$3,361,707	$13,114,134	$11,964,245	$5,055,481

Net income per unit	$0.256	$1.000	$0.912	$0.385

	2017
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$1,679	$2,609,635	$3,442,645	$4,682,575
Expenses	431,931	189,389	234,494	267,608

Net income (loss)	$(430,252)	$2,420,246	$3,208,151	$4,414,967

Net income (loss) per unit	$(0.033)	$0.184	$0.245	$0.337